                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment [ ]; Amendment Number: _______

      This Amendment (Check only one): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    BDT Capital Partners, LLC
Address: 401 North Michigan Avenue, Suite 3100
         Chicago, Illinois 60611

Form 13F File Number: 28-14388


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  William Bush
Title: Vice Chairman and General Counsel
Phone: 312-660-7300

Signature, Place, and Date of Signing:

/s/ William Bush                           Chicago, IL        August 14, 2012
----------------------------------------   ----------------   -----------------
[Signature]                                [City, State]         [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          1
                                        ----------------------------------

Form 13F Information Table Entry Total:                     1
                                        ----------------------------------

Form 13F Information Table Value Total:              $406,849
                                        ----------------------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.          Form 13F File Number              Name

      1            28-14356                          BDTCP GP I, LLC
      ---          -----------------                 ---------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------               -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                          VOTING AUTHORITY
                                                       VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
COLFAX CORP                  COM            194014106 406,849  14,756,945 SH       DEFINED        1    14,756,945  0     0